Investments (Activity For Accretable Yield on PCI Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	$ 74	$ 184
Accretion recognized in earnings	(22)	(87)
Disposals	0	0
Reclassification (to) from nonaccretable difference	(4)	(23)
Accretable yield, December 31,	48	74
Fixed Maturity Securities
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	2,746	2,665
Accretion recognized in earnings	(244)	(260)
Disposals	(60)	(152)
Reclassification (to) from nonaccretable difference	(541)	25
Accretable yield, December 31,	2,143	2,746
Investments purchased | Mortgage Loans
Accretable yield on purchased distressed assets acquired
Investments purchased	0	0
Investments purchased | Fixed Maturity Securities
Accretable yield on purchased distressed assets acquired
Investments purchased	$ 242	$ 468